Fair Value - Narrative items (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Fair Value - Other Details [Line Items]
Other invested assets carried at fair value		$ 2,068,235		$ 2,399,885
Other invested assets
Fair Value - Other Details [Line Items]
Equity method investments		900,000		866,000
Other invested assets
Fair Value - Other Details [Line Items]
Equity method investments		900,000
Equities | Consumer noncyclical
Fair Value - Other Details [Line Items]
Transfers into level 3		4,000
Equities | Finance
Fair Value - Other Details [Line Items]
Transfers out of level 3				14,000
Corporate loans
Fair Value - Other Details [Line Items]
Other invested assets carried at fair value		1,326,143	[1]	1,879,105
Individually managed private issue corporate loans
Fair Value - Other Details [Line Items]
Other invested assets carried at fair value	[1]	900,000		1,400,000
Minimum threshold for inclusion in managed loan portfolio		300,000
Other private issue corporate loans
Fair Value - Other Details [Line Items]
Other invested assets carried at fair value		400,000	[1]	500,000
Private equities
Fair Value - Other Details [Line Items]
Other invested assets carried at fair value		756,731		$ 533,744
Private equities | Other invested assets
Fair Value - Other Details [Line Items]
Transfers out of level 3		$ 3,000

[1]	Corporate loans includes a portfolio of third-party, individually managed privately issued corporate loans that are managed under an externally managed mandate with a fair value of $0.9 billion and $1.4 billion at December 31, 2020 and 2019, respectively. The mandate primarily invests in U.S. floating rate, first lien, senior secured broadly syndicated loans with a focus on facility sizes greater than $300 million. Corporate loans also includes $0.4 billion and $0.5 billion of other privately issued corporate loans at December 31, 2020 and 2019 respectively.